Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Inventory Disclosure [Abstract]
Inventories

Note 3—Inventories

Inventories consist of the following:

	March 31, 2017	December 30, 2016
Raw materials	$67,993	$46,889
Work in process	28,144	22,649
Finished goods	3,155	9,423
Excess and obsolete adjustment	(8,348)	(8,080)

	$90,944	$70,881

Note 3—Inventory

Inventory consists of the following:

	December 30, 2016	December 25, 2015
Raw materials	$46,889	$33,481
Work in process	22,649	11,958
Finished goods	9,423	4,619
Excess and obsolete adjustment	(8,080)	(6,132)

	$70,881	$43,926

The following table presents changes to the Company’s excess and obsolete adjustment:

Excess and obsolete adjustment
Balance at December 27, 2013	$(3,035)
Charge to cost of sales	(1,511)
Disposition of inventory	479

Balance at December 26, 2014	(4,067)
Charge to cost of sales	(3,000)
Disposition of inventory	935

Balance at December 25, 2015	(6,132)
Charge to cost of sales	(3,921)
Disposition of inventory	1,973

Balance at December 30, 2016	$(8,080)